Accounts Payable	12 Months Ended
Dec. 31, 2013
Accounts Payable
10.	ACCOUNTS PAYABLE

Accounts payable consist of the following:

	December 31, 2012	December 31, 2013

Advertising agency business(1)	37,857	27,454
Media investment management business	998	1,062

	38,855	28,516

(1)	For advertising agency business, the Group records revenues and costs on a net basis and the related accounts receivable and payable amounts on a gross basis.